Option Agreements and License Agreements	11 Months Ended
Dec. 31, 2024
Option Agreements and License Agreements [Abstract]
Option Agreements and License Agreements

12. Option Agreements and License Agreements

In March 2024, the Company entered into two antibody discovery and option agreements (“Option Agreements”) with Paragon and Paruka. Under the terms of each agreement, Paragon identifies, evaluates, and develops antibodies directed against certain mutually agreed therapeutic targets of interest to the Company. From time to time, the Company can choose to add additional targets to the collaboration upon agreement with Paragon and Paruka. Under the Option Agreements, the Company has the exclusive option to, on a research program-by-research program basis, be granted an exclusive, worldwide license to all of Paragon’s right, title, and interest in and to the intellectual property resulting from the applicable research program to develop, manufacture, and commercialize the antibodies and products directed to the selected target(s) (each, an “Option”). The Company has initiated certain research programs with Paragon that generally focus on discovering, generating, identifying and/or characterizing antibodies directed to a particular target (each, a “Research Program”), including for IL-23 and IL-17A/F for ORKA-001 and ORKA-002, respectively. The exclusive option with respect to each Research Program is exercisable at the Company’s sole discretion at such time as specified in the Option Agreements (the “Option Period”). There is no payment due upon exercise of an Option pursuant to the Option Agreements. For each of these agreements, once the Company enters into the corresponding license agreements, it will be required to make non-refundable milestone payments to Paragon of up to $12.0 million under each respective agreement upon the achievement of certain clinical development milestones, up to $10.0 million under each respective agreement upon the achievement of certain regulatory milestones, as well as a low single-digit percentage royalty for antibody products beginning on the first commercial sale in each program.

The Company may terminate any Option Agreement or any Research Program at any time for any or no reason upon 30 days’ prior written notice to Paragon, provided that it must pay certain unpaid fees due to Paragon upon such termination, as well as any non-cancellable obligations reasonably incurred by Paragon in connection with its activities under any terminated Research Program. Paragon may terminate any Option Agreement or a Research Program immediately upon written notice to the Company if, as a result of any action or failure to act by the Company or its affiliates, such Research Program or all material activities under the applicable Research Plan are suspended, discontinued or otherwise delayed for a certain consecutive number of months. Each party has the right to terminate the Option Agreements or any Research Program upon material breach that remains uncured or the other party’s bankruptcy.

Paragon Therapeutics – License Agreements

In September 2024, the Company exercised the Option to acquire certain rights to ORKA-001, and in December 2024, it entered into the corresponding license agreement with Paragon (the “ORKA-001 License Agreement”), pursuant to which Paragon granted the Company a royalty-bearing, world-wide, exclusive license to develop, manufacture, commercialize or otherwise exploit certain antibodies and products targeting IL-23 in all fields other than the field of inflammatory bowel disease (“ORKA-001 Field”). In December 2024, the Company exercised the Option with respect to ORKA-002 for the IL-17A/F program, and in February 2025, it entered into the corresponding license agreement with Paragon (the “ORKA-002 License Agreement” and together with the ORKA-001 License Agreement, the “License Agreements”), pursuant to which Paragon granted the Company a royalty-bearing, world-wide, exclusive license to develop, manufacture, commercialize or otherwise exploit certain antibodies and products targeting IL-17A/F in all fields (“ORKA-002 Field” and together with the ORKA-001 Field, the “Fields”).

The License Agreements provide the Company with exclusive licenses in the Fields to Paragon’s patent applications covering the related antibodies, their method of use and their method of manufacture and Paragon has agreed not to conduct any new campaigns that generate anti-IL-23 monospecific antibodies or anti-IL-17A/F monospecific antibodies for the ORKA-001 Field or the ORKA-002 Field, respectively, for at least five years. Each of the ORKA-001 and ORKA-002 License Agreements may be terminated on 60 days’ notice to Paragon, on material breach without cure, and on a party’s insolvency or bankruptcy to the extent permitted by law.

Pursuant to the terms of each of the ORKA-001 and ORKA-002 License Agreements, the Company is obligated to pay Paragon non-refundable milestone payments of up to $12.0 million under each respective agreement upon the achievement of certain clinical development milestones and up to $10.0 million under each respective agreement upon the achievement of certain regulatory milestones, including a $1.5 million fee for nomination of a development candidate (or initiation of an IND-enabling toxicology study) and a further milestone payment of $2.5 million upon the first dosing of a human patient in a Phase 1 trial for each of ORKA-001 and ORKA-002. In addition, the Company is obligated to pay Paragon a low single-digit percentage royalty for antibody products for each of ORKA-001 and ORKA-002. For each of the License Agreements, the royalty term ends on the later of (i) the last-to-expire licensed patent or our patent directed to the manufacture, use or sale of a licensed antibody in the country at issue or (ii) 12 years from the date of first sale of a Company product. There is also a royalty step-down if there is no Paragon patent in effect during the royalty term for each program.

Additionally, as part of the Option Agreements, on December 31, 2024 the Company granted and on December 31, 2025, will grant Paruka a warrant to purchase a number of shares equal to 1.00% of outstanding shares as of the date of the grant on a fully-diluted basis, with an exercise price equal to the fair market value of the underlying shares on the grant date.

Pursuant to the Option Agreements, on a research program-by-research program basis following the finalization of the research plan for each respective research program, the Company was required to pay Paragon a one-time, nonrefundable research initiation fee of $0.8 million related to the ORKA-001 program. This amount was recognized as a research and development expense during the period from February 6, 2024 (inception) to December 31, 2024. In June 2024, pursuant to the Option Agreements with Paragon, the Company completed the selection process of its development candidate for IL-23 antibody for ORKA-001 program. The Company was responsible for 50% of the development costs incurred through the completion of the IL-23 selection process. The Company received the rights to at least one selected IL-23 antibody in June 2024. During the period from February 6, 2024 (inception) to December 31, 2024, the Company exercised its option for ORKA-001 and recorded a $1.5 million milestone payment related to the achievement of development candidate as research and development expense in the Company’s consolidated statement of operations and comprehensive loss. In addition, during the period from February 6, 2024 (inception) to December 31, 2024, the Company recorded a $2.5 million milestone payment related to the first dosing of a human subject in a Phase 1 trial of ORKA-001 in December 2024 as research and development expense in its consolidated statement of operations and comprehensive loss. The Company’s share of development costs incurred for the period from February 6, 2024 (inception) to December 31, 2024 was $13.5 million (excluding research initiation fee and milestones), which were recorded as research and development expenses. An amount of $2.8 million related to ORKA-001 is included in related party accounts payable and other current liabilities as of December 31, 2024.

The Company was also required to reimburse Paragon $3.3 million for development costs related to ORKA-002 incurred by Paragon through December 31, 2023 and certain other development costs incurred by Paragon between January 1, 2024 and March 6, 2024 as stipulated by the Option Agreements. This amount was recognized as a research and development expense during the period from February 6, 2024 (inception) to December 31, 2024. The Company is also responsible for the development costs incurred by Paragon from January 1, 2024 through the completion of the IL-17 selection process. The Company recognized an amount of $0.8 million payable to Paragon for the research initiation fee related to ORKA-002 following the finalization of the ORKA-002 research plan. This was recognized as research and development expenses in the period from February 6, 2024 (inception) to December 31, 2024. During the period from February 6, 2024 (inception) to December 31, 2024, the Company exercised its option for ORKA-002 and recorded a $1.5 million milestone payment related to the achievement of development candidate as research and development expense in its consolidated statement of operations and comprehensive loss. The Company accounted for development costs of $7.8 million (excluding research initiation fee, milestone, and reimbursements of development costs through December 31, 2023) for the period from February 6, 2024 (inception) to December 31, 2024 as research and development expenses. An amount of $2.7 million related to ORKA-002 is included in related party accounts payable and other current liabilities as of December 31, 2024.

The Company expenses the service fees as the associated costs are incurred when the underlying services are rendered. Such amounts are classified within research and development expenses in the accompanying consolidated statement of operations and comprehensive loss.

The Company concluded that the rights obtained under the Option Agreements represent an asset acquisition whereby the underlying assets comprise in-process research and development assets with no alternative future use. The Option Agreements did not qualify as a business combination because substantially all of the fair value of the assets acquired was concentrated in the exclusive license options, which represent a group of similar identifiable assets. The research initiation fee represents a one-time cost on a research program-by-research program basis for accessing research services or resources with benefits that are expected to be consumed in the near term, therefore the amounts paid are expensed as part of research and development costs immediately. Amounts paid as reimbursements of ongoing development cost, monthly development cost fee and additional development expenses incurred by Paragon due to work completed for selected targets prior to the effective date of the Option Agreements that is associated with services being rendered under the related Research Programs are recognized as research and development expense when incurred.

For the period from February 6, 2024 (inception) to December 31, 2024, the Company recognized $42.0 million of expenses in connection with services provided by Paragon and Paruka under the Option Agreements.